Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Parenthetical) (Detail) - CEMEX Colombia S.A [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivables [line items]
Bank credit	$ 129	$ 141
Debt repayment description	Full repayment of the trust’s debt by means of a repayment of approximately 50% during 2019 and the remaining portion in November 2020.
Percentage Threshold Of Debt Repayment	50.00%